Stock-Based Compensation - Schedule of PSU activity (Details) - PSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Granted (in shares)	1,611,875
Ending balance (in shares)	1,611,875
Employee
Number of Shares
Beginning balance (in shares)	0
Granted (in shares)	1,612,000
Vested (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	1,612,000
Weighted-average Grant Date Fair Value (per share)
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.50
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 6.50
Weighted-average Remaining Contractual Term
Outstanding	10 years 5 months 4 days